THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

PROSPECTUSES DATED MAY 1, 2020

NML VARIABLE ANNUITY ACCOUNT A

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT B

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY

FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT C

SUPPLEMENT TO THE PROSPECTUSES

GROUP COMBINATION ANNUITY

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (NETWORK EDITION)

Effective on or about January 29, 2021, BlackRock Advisors, LLC (“BlackRock”) will begin serving as sub-adviser for the Series Fund’s Index 500 Stock Portfolio and any and all references to the sub-adviser shall refer to BlackRock.

Effective on or about January 29, 2021, Northern Trust Investments, Inc. (“Northern Trust”) will begin serving as the sub-adviser for the Index 400 Stock Portfolio and Index 600 Stock Portfolio and any and all references to the sub-adviser shall refer to Northern Trust.

In the section titled, “Investment Options-Variable Options – Northwestern Mutual Series Fund, Inc.” in the Account A Flexible Payment Variable Annuity and Individual Flexible Payment Variable Annuity (Fee-Based) Prospectuses, the Account B Flexible Payment Variable Annuity and Flexible Payment Variable Annuity (Fee-Based) Prospectuses, and the Account C Group Combination Annuity Prospectus; and, in the section titled “Investment Options - Northwestern Mutual Series Fund, Inc.” in the Account C Network Edition Prospectus, the following table is amended to contain the following information for the Portfolios:

Portfolio	Investment Objective	Sub-adviser (if applicable)
Index 500 Portfolio	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	BlackRock Advisors, LLC
Index 400 Portfolio	Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Northern Trust Investments, Inc.
Index 600 Portfolio	Investment results that approximate the performance of the Standard & Poor’s Small Cap 600® Stock Price Index	Northern Trust Investments, Inc.

Please note that some systems and forms may temporarily reference Mason Street Advisors, LLC as the sole investment adviser for these Portfolios.

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated November 16, 2020.